Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended
		Apr. 30, 2022	Jan. 31, 2022		Oct. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,361
Gains/(losses) recorded in income		91
Gains/(losses) recorded in OCI		(3)
Purchases/ Issuances		96
Sales/ Settlements		(103)
Transfers into/out of Level 3		57
Fair value, ending balance		1,499	$ 1,361
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	73
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, ending balance		26
Fair value, beginning balance			1		$ (35)
Gains/(losses) recorded in income		10	(3)	[2]	4	[2]
Purchases/ Issuances					(12)
Sales/ Settlements					51
Transfers into/out of Level 3		16	2		(7)
Fair value, ending balance					1
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	10
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		5	41		4
Gains/(losses) recorded in income		(2)			(1)	[2]
Purchases/ Issuances		2
Sales/ Settlements			(31)
Transfers into/out of Level 3		(1)
Fair value, ending balance		4	5		41
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(2)
Purchases/ Issuances					28
Transfers into/out of Level 3			(5)		10
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2
Gains/(losses) recorded in income		(2)
Transfers into/out of Level 3		1
Fair value, ending balance		1	2
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(2)
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		3
Purchases/ Issuances		2
Transfers into/out of Level 3		(2)
Fair value, ending balance		3	3
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,495	1,348		1,190
Gains/(losses) recorded in income		58	66	[2]	83	[2]
Gains/(losses) recorded in OCI		(3)	5		28
Purchases/ Issuances		116	102		78
Sales/ Settlements		(103)	(30)		(32)
Transfers into/out of Level 3		(5)
Fair value, ending balance		1,558	1,495		1,348
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	58
Transfers into/out of Level 3			4		1
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		18
Gains/(losses) recorded in OCI		(1)
Fair value, ending balance		17	18
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		24
Gains/(losses) recorded in OCI		(6)
Purchases/ Issuances		42
Fair value, ending balance		60	24
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Transfers into/out of Level 3		(5)
Investment securities [member] | Equity securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,453
Gains/(losses) recorded in income		58
Gains/(losses) recorded in OCI		4
Purchases/ Issuances		74
Sales/ Settlements		(103)
Fair value, ending balance		1,481	1,453
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	58
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2
Gains/(losses) recorded in income		6
Fair value, ending balance		8	2
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		20
Gains/(losses) recorded in income		4
Purchases/ Issuances		1
Transfers into/out of Level 3		1
Fair value, ending balance		26	20
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[3]	4
Derivative Financial Assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		7
Gains/(losses) recorded in income		4
Fair value, ending balance		11	7
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	4
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(2)
Transfers into/out of Level 3			(2)
Fair value, ending balance			(2)
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(17)
Gains/(losses) recorded in income		(5)
Transfers into/out of Level 3		15
Fair value, ending balance		(7)	(17)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[4]	(5)
Interest rate contracts [member] | Derivative Financial Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	6
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(8)
Gains/(losses) recorded in income		2
Fair value, ending balance		(6)	(8)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	2
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(4)
Gains/(losses) recorded in income		(1)
Purchases/ Issuances		(1)
Fair value, ending balance		(6)	(4)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[3]	(1)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(137)	(139)		(119)
Gains/(losses) recorded in income		25	2	[2]
Purchases/ Issuances		(22)			(20)
Transfers into/out of Level 3		47
Fair value, ending balance		(87)	(137)		$ (139)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	7
Financial liabilities at fair value through profit or loss, category [member] | Obligations Relating To Short Selling Of Securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(2)
Fair value, ending balance		$ (2)	$ (2)

[1]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[2]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[3]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.
[4]	Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.